Business combinations (Details) R$ in Thousands		8 Months Ended	12 Months Ended
	May 14, 2020 BRL (R$) destination aircraft installment	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about business combination [line items]
Number of destinations shared with acquired entity | destination	7
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Net cash flow from acquisition			R$ (38,713)	R$ 0	R$ 0
TwoTaxi Aéreo Ltda. (Azul Conecta)
Disclosure of detailed information about business combination [line items]
Number of destinations | destination	39
Number of departures, per day | destination	14
Nominal amount of the transaction	R$ 123,000
Number of installment payments, monthly | installment	30
Installment payments amount, balloon payment	R$ 30,000
Goodwill recognised as of acquisition date	57,446
Revenue of acquiree since acquisition date		R$ 14,505
Profit (loss) of acquiree since acquisition date		25,966
Revenue of combined entity as if combination occurred at beginning of period		35,921
Profit (loss) of combined entity as if combination occurred at beginning of period		R$ 35,881
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	3,971
Accounts receivable	3,637
Inventories	1,624
Taxes recoverable	1,399
Other assets	458
Property and equipment	74,205
Assets recognized as of acquisition date	85,294
Loans and financing	(16,540)
Accounts payable	(5,764)
Salaries, accruals and payroll charges	(2,707)
Taxes payable	(824)
Provision for tax, civil and labor risks	(1,687)
Other liabilities	(650)
Liabilities recognized as of acquisition date	(28,172)
Net assets acquired	57,122
Consideration at present value	114,568
Payment	(42,684)
Net cash flow from acquisition	(38,713)
Fair value from contingencies	500
TwoTaxi Aéreo Ltda. (Azul Conecta) | Property and equipment
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date	56,820
TwoTaxi Aéreo Ltda. (Azul Conecta) | Minimum
Disclosure of detailed information about business combination [line items]
Installment payment amounts	3,000
TwoTaxi Aéreo Ltda. (Azul Conecta) | Maximum
Disclosure of detailed information about business combination [line items]
Installment payment amounts	R$ 10,000
TwoTaxi Aéreo Ltda. (Azul Conecta) | Cessna Caravan
Disclosure of detailed information about business combination [line items]
Number of aircrafts | aircraft	17
Aircraft capacity, number of passengers | aircraft	9